Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 15. Related Party Transactions

Board of Directors Relationships

Mr. Grant E. Sims has served as a member of our board of directors since February 2017. Mr. Sims has served as a director and Chief Executive Officer of the general partner of Genesis Energy Partners, L.P. (“Genesis”) since August 2006 and Chairman of the board of directors of the general partner since October 2012. Genesis is one of our purchasers of hydrocarbons and other liquids. During the three and six months ended June 30, 2017, we received $0.6 million and $1.5 million, respectively, from Genesis.

NGP Affiliated Companies

Carlyle Group, L.P. The Carlyle Group, L.P. and certain of its affiliates indirectly own a 55% interest in certain gross revenues of NGP ECM, is a limited partner entitled to 47.5% of the carried interest from NGP XI, and is entitled to 40% of the carried interest from NGP X US Holdings (without, in either case, any rights to vote or dispose of either such fund’s direct or indirect interest in us). NGP ECM manages investment funds, including NGP IX US Holdings, L.P. (“NGP IX US Holdings”), NGP X US Holdings and NGP XI, that collectively directly or indirectly through their equity interests in WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings own a majority of our outstanding shares of common stock. As described above, Carlyle purchased 435,000 shares of our preferred stock on June 30, 2017.

NGP ECM. During the three and six months ended June 30, 2017, we had net disbursements of less than $0.1 million and $0.1 million, respectively, related to fourth quarter 2016 director and advisory fees and reimbursement of initial public offering costs. During both the three and six months ended June 30, 2016, our predecessor paid less than $0.1 million for director fees.

Highmark Energy Operating, LLC. During the three and six months ended June 30, 2017, we, respectively, had net disbursements of less than $0.1 million to and net receipts of less than $0.1 million from Highmark Energy Operating, LLC, a NGP affiliated company, for non-operated working interests in oil and natural gas properties we operate. During the three and six months ended June 30, 2016, our predecessor had net receipts of $0.1 million and $0.2 million, respectively, to Highmark Energy Operating, LLC.

Cretic Energy Services, LLC. During the three and six months ended June 30, 2016, we made payments of $0.3 million and $0.4 million, respectively, to Cretic Energy Services, LLC, a NGP affiliated company, for services related to our drilling and completion activities. We recorded payments of $0.1 million for both the three and six months ended June 30, 2017.

PennTex Midstream Partners, LP. During both the three and six months ended June 30, 2016, we made net payments of less than $0.1 million and $0.1 million to PennTex Midstream Partners, LP (“PennTex”), a former NGP affiliated company, for the gathering, processing and transportation of natural gas and NGLs. Our related party relationship ceased in the fall of 2016 when a third-party acquired controlling interests in PennTex.

WildHorse Resources, LLC. WildHorse Resources, LLC (“WHR”), an entity formerly under common control with WHR II, ceased being a related party in September 2016 when its parent company was acquired by a third party. During both the three and six months ended June 30, 2016, we paid net payments of less than $0.1 million to WHR’s parent company for non-operated working interests in oil and natural gas properties we operate.

CH4 Energy. CH4 Energy entities are NGP affiliated companies and Mr. Brannon is President of these entities. During the three and six months ended June 30, 2017 we had net disbursements of $0.3 million and less than $0.1 million, respectively, to certain CH4 Energy entities for non-operated working interests in oil and natural gas properties we operate, office rental and parking payments, and landman services and expenses. We did not have any related party payments or receipts for the three and six months ended June 30, 2016.

Garland Exploration LLC. During both the three and six months ended June 30, 2017, we had net receipts of $0.3 million from Garland Exploration, LLC, a NGP affiliated company, for non-operated working interests in oil and natural gas properties we operate. We did not have any related party payments or receipts for the three and six months ended June 30, 2016.

Promissory Notes. WHR II issued promissory notes in favor of certain members of WHR II’s management to fund future capital commitments and carried an interest rate of 2.5%. On November 9, 2016, the management members conveyed to the predecessor certain ownership interests in the predecessor in exchange for the discharge in full and the termination of all the promissory note advances then outstanding. WHR II accrued promissory note interest of $0.1 million during the six months ended June 30, 2016.

Previous Owner Related Party Transactions

Notes payable to members. During the three and six months ended June 30, 2016, Esquisto accrued $1.1 million and $2.1 million, respectively, as general and administrative expenses payable to its members. In connection with our initial public offering, the Esquisto notes payable to its members were paid off.

Services provided by member. Esquisto paid Calbri Energy, Inc. (“Calbri”), a less than 1% former owner, $0.1 million and $0.2 million for the three and six months ended June 30, 2016, respectively, for completion consulting services.

Operator. Esquisto paid Petromax Operating Company, Inc. (“Petromax”), who was the operator of the majority of Esquisto’s wells, $0.3 million and $0.6 million during the three and six months ended June 30, 2016, respectively, for overhead charges on drilling and producing wells at market rates as set forth in joint operating agreements and in accordance with an operating agreement between Petromax and Esquisto. Petromax is owned 33.3% by Mike Hoover, the former Chief Operating Officer of Esquisto, who also indirectly owned one of the former members of Esquisto.

Related Party Agreements

Stockholders’ Agreement

A discussion of this agreement is included in our 2016 Form 10-K.

Registration Rights Agreement

On June 30, 2017, in connection with the Acquisition, our registration rights agreement was amended and restated in order to grant certain registration rights to KKR and the Carlyle Investor. Pursuant to the amended and restated registration rights agreement, we have agreed to register the sale of shares of our common stock under certain circumstances.

Transition Services Agreement

Upon the closing of our initial public offering, we entered into a transition services agreement with CH4 Energy IV, LLC, PetroMax and Crossing Rocks Energy, LLC (collectively, the “Service Providers”), pursuant to which the Service Providers agreed to provide certain engineering, land, operating and financial services to us for six months relating to our Eagle Ford Acreage. In exchange for such services, we agreed to pay a monthly management fee to the Service Providers. NGP and certain former management members of Esquisto own the Service Providers. During the three and six months ended June 30, 2017, we paid the Service Providers less than $0.1 million and $0.1 million, respectively.

Note 14. Related Party Transactions

Corporate Reorganization

As described in Note 1, in connection with our initial public offering, we completed certain reorganization transactions pursuant to which we acquired all of the interests in WHR II, Esquisto and Acquisition Co. owned by WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings, respectively, in exchange for 21,200,084 shares, 38,755,330 shares and 2,563,266 shares, respectively, of our common stock.

Board of Directors and Executive Officer Relationships

Mr. Grant E. Sims has served as a member of our board of directors since February 2017. Mr. Sims has served as a director and Chief Executive Officer of the general partner of Genesis Energy Partners, L.P. (“Genesis”) since August 2006 and Chairman of the Board of the general partner since October 2012. Genesis is one of our purchasers of hydrocarbons and other liquids. During the fiscal year ended December 31, 2016, we received $2.8 million from Genesis. In addition, Mr. Richard D. Brannon’s son who had been an employee of a CH4 Energy entity (an NGP affiliated company), joined the Company as a non-officer employee in connection with our initial public offering in December 2016. Mr. Brannon’s son received total compensation from us in 2016 of less than $0.1 million.

Our chief executive officer’s sister-in-law is a non-officer employee of the Company and received total compensation from us of approximately $0.1 million for each of the years ended December 31, 2016, 2015, and 2014, respectively.

NGP Affiliated Companies

Highmark Energy Operating, LLC. During the year ended December 31, 2016, 2015 and 2014, we received net payments of $0.2 million, $0.4 million and $0.1 million, respectively, from Highmark Energy Operating, LLC, a NGP affiliated company, for non-operated working interests in oil and gas properties we operate.

Cretic Energy Services, LLC. During the year ended December 31, 2016, 2015 and 2014, we made payments of $0.4 million, $1.0 million and $6.5 million, respectively, to Cretic Energy Services, LLC, a NGP affiliated company, for services related to our drilling and completion activities.

Multi-Shot, LLC. During the year ended December 31, 2015 and 2014, we made payments of $0.1 million and $0.1 million, respectively, to Multi-Shot, LLC, a NGP affiliated company, for services related to our drilling and completion activities.

PennTex Midstream Partners, LP. During the year ended December 31, 2016, we made net payments of $0.2 million to PennTex Midstream Partners, LP (“PennTex”), a NGP affiliated company, for the gathering, processing and transportation of natural gas and NGLs. During the year ended December 31, 2015 and 2014, we received net payments of $0.1 million and $0.1 million, respectively. Energy Transfer Partners, L.P. acquired ownership in the general partner of PennTex on November 1, 2016. PennTex became a controlled subsidiary of Energy Transfer Partners, L.P. effective November 1, 2016. As such, as of the date of these financial statements, PennTex was no longer a related party.

Promissory Notes. WHR II issued promissory notes in favor of certain members of WHR II’s management to fund future capital commitments These promissory notes have been repaid and terminated. See Note 10 for additional information.

WildHorse Resources, LLC. WHR II and WildHorse Resources, LLC (“WHR”), an entity formerly under common control with WHR II, entered into a management services agreement in August 2013 pursuant to which WHR provided certain administrative and land services to WHR II. As operator, WHR received operated and non-operated revenues on behalf of WHR II and billed and received joint interest billings. In addition, WHR paid for lease operating expenses and drilling costs on behalf of WHR II. On August 8, 2013, an asset and cost sharing agreement between WHR and WHR II was executed. As part of the agreement, shared WHR costs were allocated between WHR and WHR II in accordance with a sharing ratio. The sharing ratio was based on the previous quarter’s capital expenditures and number of operated wells. Company specific costs were billed directly to the appropriate entity. As a result of these agreements, WHR II made net payments of $5.0 million to WHR in 2014.

A management services agreement was executed on August 8, 2013, where WHRM began providing general, administrative and employee services to WHR II as well as WHR. WHRM shared costs were also subject to the same sharing ratio as the asset and cost sharing agreement between WHR and WHR II. As a result of this agreement, we made net payments of $6.0 million to WHRM in 2014.

On June 18, 2014, (i) the management agreement and the asset cost sharing agreement were terminated, (ii) WHR II purchased WHRM from WHR for $0.2 million and (iii) WHR II, through WHRM, began providing accounting and operating transition services to WHR, including administrative and land services, pursuant to the management services agreement. As a result of the management services agreement, WHR II made $57.6 million in net payments to WHR in 2015 but received net payments of $53.0 million from WHR and its affiliates in 2014. WHR II was owed $1.6 million, net, as of December 31, 2015. On February 25, 2015, the management services agreement was terminated effective March 1, 2015.

During the year ended December 31, 2016, we paid net payments of $0.1 million to WHR’s parent company for non-operated working interests in oil and gas properties we operate. WHR ceased being a related party in September 2016 when its parent company was acquired by a third party.

NGP X US Holdings LP. Our predecessor paid NGP X US Holdings LP. (“NGP X”) $0.1 million during each year ended December 31, 2016, 2015, and 2014 for director fees. In addition, we reimbursed NGP X $0.8 million for certain of our initial public offering related expenses during the year ended December 31, 2016.

Previous Owner Related Party Transactions

Notes payable to members. During the period from February 17, 2015 to December 31, 2015, Esquisto accrued $3.6 million, as general and administrative expenses payable to its members. Esquisto owed $6.4 million as of December 31, 2015, to its members for general and administrative expenses incurred on its behalf. During the year ended December 31, 2016, Esquisto accrued $4.0 million, as general and administrative expenses payable to its members.

These notes were payable to members by December 31, 2022 and bore interest after a year at the Applicable Federal Rate compounded annually paid at maturity. In connection with our initial public offering, the Esquisto notes payable to its members were paid off. Certain CH4 Energy entities received $3.6 million. These CH4 Energy entities are NGP affiliated companies and Mr. Brannon is President of these entities. Garland Exploration, LLC and Crossing Rocks Energy, LLC (“Crossing Rocks”) received $5.5 million and $1.3 million, respectively. These entities are also NGP affiliated companies.

Services provided by member. Esquisto paid Calbri Energy, Inc. (“Calbri”), a less than 1% former owner, $0.4 million for the period from February 17, 2015 to December 31, 2015, for completion consulting services. During the year ended December 31, 2016, Esquisto paid Calbri $0.4 million for completion consulting services.

Operator. Esquisto paid Petromax Operating Company, Inc. (“Petromax”), who was the operator of the majority of Esquisto’s wells, $1.3 million during the year ended December 31, 2016 and $0.9 million during the period from February 17, 2015 to December 31, 2015 for overhead charges on drilling and producing wells at market rates as set forth in joint operating agreements and in accordance with an operating agreement between Petromax and Esquisto. Petromax is owned 33.3% by Mike Hoover, the former Chief Operating Officer of Esquisto, who also indirectly owned one of the former members of Esquisto.

Related Party Agreements

Registration Rights Agreement. In connection with the closing of our initial public offering, we entered into a registration rights agreement with WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings. Pursuant to the registration rights agreement, we have agreed to register the sale of shares of our common stock under certain circumstances.

Demand Rights. At any time after the 180 day lock-up period, related to our initial public offering and subject to the limitations set forth below, each of the holders (or its permitted transferees) have the right to require us by written notice to prepare and file a registration statement registering the offer and sale of a certain number of its shares of our common stock. Generally, we are required to provide notice of the request to certain other holders of our common stock who may, in certain circumstances, participate in the registration. Subject to certain exceptions, we will not be obligated to effect a demand registration within 90 days after the closing of any underwritten offering of shares of our common stock. Further, we are not obligated to effect more than a total of four demand registrations for each of WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings.

We are also not obligated to effect any demand registration in which the anticipated aggregate offering price for our common stock included in such offering is less than $30 million. Once we are eligible to effect a registration on Form S-3, any such demand registration may be for a shelf registration statement. We will be required to use reasonable best efforts to maintain the effectiveness of any such registration statement until the earlier of (i) 180 days (or two years in the case of a shelf registration statement) after the effective date thereof or (ii) the date on which all shares covered by such registration statement have been sold (subject to certain extensions).

In addition, each of the holders (or its permitted transferees) have the right to require us, subject to certain limitations, to effect a distribution of any or all of its shares of our common stock by means of an underwritten offering. In general, any demand for an underwritten offering (other than the first requested underwritten offering made in respect of a prior demand registration and other than a requested underwritten offering made concurrently with a demand registration) shall constitute a demand request subject to the limitations set forth above.

Piggyback Rights. Subject to certain exceptions, if at any time we propose to register an offering of common stock or conduct an underwritten offering, whether or not for our own account, then we must notify each holder, NGP XI US Holdings, L.P. (“NGP XI”), Mr. Graham and Mr. Bahr (or its permitted transferees) of such proposal to allow them to include a specified number of their shares of our common stock in that registration statement or underwritten offering, as applicable.

Stockholders’ Agreement. In connection with our initial public offering, we entered into a stockholders’ agreement with WildHorse Holdings, Esquisto Holdings, and Acquisition Co. Holdings. Among other things, the stockholders’ agreement provides the right to designate nominees to our board of directors as follows:

•	so long as WildHorse Holdings, Esquisto Holdings, Acquisition Co. Holdings and their affiliates, including NGP XI, collectively own greater than 50% of our common stock, WildHorse Holdings and Esquisto Holdings can each nominate up to three nominees to our board of directors;

•	so long as WildHorse Holdings, Esquisto Holdings, Acquisition Co. Holdings and their affiliates, including NGP XI, collectively own at least 35% of our common stock but less than 50% of our common stock, WildHorse Holdings and Esquisto Holdings can each nominate two nominees to our board of directors;

•	so long as WildHorse Holdings, Esquisto Holdings, Acquisition Co. Holdings and their affiliates, including NGP XI, collectively own at least 15% of our common stock but less than 35% of our common stock, WildHorse Holdings and Esquisto Holdings can each nominate one nominee to our board of directors and can nominate a third nominee by agreement between them;

•	so long as WildHorse Holdings, Esquisto Holdings, Acquisition Co. Holdings and their affiliates, including NGP XI, collectively own at least 5% of our common stock but less than 15% of our common stock, WildHorse Holdings and Esquisto Holdings can each nominate one nominee to our board of directors; and

•	once WildHorse Holdings, Esquisto Holdings, Acquisition Co. Holdings and their affiliates, including NGP XI, collectively own less 5% of our common stock, WildHorse Holdings and Esquisto Holdings will not have any board designation rights.

Pursuant to the stockholders’ agreement we are required to take all necessary actions, to the fullest extent permitted by applicable law (including with respect to any fiduciary duties under Delaware law), to cause the election of the nominees designated by WildHorse Holdings and Esquisto Holdings.

In addition, the stockholders’ agreement provides that for so long as WildHorse Holdings, Esquisto Holdings, Acquisition Co. Holdings and their affiliates, including NGP XI, own at least 15% of the outstanding shares of our common stock, WildHorse Holdings and Esquisto Holdings will have the right to cause any committee of our board of directors to include in its membership at least one director designated by WildHorse Holdings or Esquisto Holdings, except to the extent that such membership would violate applicable securities laws or stock exchange rules. The rights granted to WildHorse Holdings and Esquisto Holdings to designate directors are additive to and not intended to limit in any way the rights that WildHorse Holdings, Esquisto Holdings, Acquisition Co. or any of their affiliates, including NGP XI, may have to nominate, elect or remove our directors under our certificate of incorporation, bylaws or the Delaware General Corporation Law.

Transaction Services Agreement. Upon the closing of our initial public offering, we entered into a transition services agreement with CH4 Energy IV, LLC, PetroMax and Crossing Rocks (collectively, the “Service Providers”), pursuant to which the Service Providers will provide certain engineering, land, operating and financial services to us for six months relating to our Eagle Ford Acreage. In exchange for such services, we paid a monthly management fee to the Service Providers.